ENVIRONMENTAL REHABILITATION OBLIGATION (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Environmental Rehabilitation Obligation
Balance at beginning of the year	R 8,714.8	R 6,294.2	R 4,678.7
Interest charge	683.8	578.7	398.8
Payment of environmental rehabilitation obligation	(97.2)	(34.9)	(32.3)
Change in estimates charged to profit or loss	(374.6)	88.9	(90.4)
Changes in estimates capitalised	(317.6)	105.1	618.8
Environmental rehabilitation obligation on acquisition of subsidiaries		1,696.9	672.7
Foreign currency translation	24.6	(14.1)	47.9
Balance at the end of the year	8,633.8	8,714.8	6,294.2
Rehabilitation provision	8,516.6	8,597.6	6,176.2
Other provisions	117.2	R 117.2	R 118.0
Provision for post closure aspects	R 795.8
Gold
Environmental Rehabilitation Obligation
Inflation rate	6.00%	6.00%	6.00%
Gold | Minimum
Environmental Rehabilitation Obligation
Provision discount rate	3.99%	6.69%	6.27%
Useful life	1 year	1 year	1 year
Gold | Maximum
Environmental Rehabilitation Obligation
Provision discount rate	10.86%	9.99%	9.73%
Useful life	21 years	19 years	19 years
Platinum
Environmental Rehabilitation Obligation
Inflation rate	6.00%	6.00%	6.00%
Platinum | Minimum
Environmental Rehabilitation Obligation
Provision discount rate	3.99%	6.69%	6.27%
Useful life	1 year	1 year	1 year
Platinum | Maximum
Environmental Rehabilitation Obligation
Provision discount rate	10.80%	10.09%	9.81%
Useful life	32 years	31 years	28 years
US Region/ Stillwater
Environmental Rehabilitation Obligation
Inflation rate	2.00%	2.00%	2.00%
US Region/ Stillwater | Minimum
Environmental Rehabilitation Obligation
Provision discount rate	1.45%	2.32%	2.87%
Useful life	24 years	25 years	26 years
US Region/ Stillwater | Maximum
Environmental Rehabilitation Obligation
Provision discount rate	1.65%	2.39%	3.02%
Useful life	38 years	37 years	38 years